Appendix 3 Details of Due Dates of Payments to Suppliers - Summary of Suppliers (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Details Of Due Dates Of Payments To Suppliers [Line Items]
Total	$ 1,533,475	$ 1,535,871	[1]	$ 1,669,660	[1]
Suppliers for energy purchase
Details Of Due Dates Of Payments To Suppliers [Line Items]
Total	691,786	591,498		337,996
Suppliers for the purchase of fuels and gas
Details Of Due Dates Of Payments To Suppliers [Line Items]
Total	133,292	189,894		291,369
Payables for goods and services
Details Of Due Dates Of Payments To Suppliers [Line Items]
Total	442,352	490,938		411,234
Payables for the purchase of assets
Details Of Due Dates Of Payments To Suppliers [Line Items]
Total	136,431	178,475		469,613
Up-to-date Payments [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Total	2,389,429	2,419,946		2,189,164
Up-to-date Payments [Member] | Suppliers for energy purchase
Details Of Due Dates Of Payments To Suppliers [Line Items]
Suppliers for energy purchase	1,677,165	1,560,450		1,016,428
Up-to-date Payments [Member] | Suppliers for the purchase of fuels and gas
Details Of Due Dates Of Payments To Suppliers [Line Items]
Suppliers for the purchase of fuels and gas	133,292	189,894		291,369
Up-to-date Payments [Member] | Payables for goods and services
Details Of Due Dates Of Payments To Suppliers [Line Items]
Accounts payable for goods and services	442,352	490,938		411,565
Up-to-date Payments [Member] | Payables for the purchase of assets
Details Of Due Dates Of Payments To Suppliers [Line Items]
Accounts payable for the purchase of assets	136,620	178,664		469,802
Up-to-date Payments [Member] | Goods [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Total	130,483	256,413		155,477
Up-to-date Payments [Member] | Goods [Member] | Payables for goods and services
Details Of Due Dates Of Payments To Suppliers [Line Items]
Accounts payable for goods and services	5,347	151,445		61,315
Up-to-date Payments [Member] | Goods [Member] | Payables for the purchase of assets
Details Of Due Dates Of Payments To Suppliers [Line Items]
Accounts payable for the purchase of assets	125,136	104,968		94,162
Up-to-date Payments [Member] | Services [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Total	833,947	788,579		865,520
Up-to-date Payments [Member] | Services [Member] | Suppliers for energy purchase
Details Of Due Dates Of Payments To Suppliers [Line Items]
Suppliers for energy purchase	263,650	259,192		223,901
Up-to-date Payments [Member] | Services [Member] | Suppliers for the purchase of fuels and gas
Details Of Due Dates Of Payments To Suppliers [Line Items]
Suppliers for the purchase of fuels and gas	133,292	189,894		291,369
Up-to-date Payments [Member] | Services [Member] | Payables for goods and services
Details Of Due Dates Of Payments To Suppliers [Line Items]
Accounts payable for goods and services	437,005	339,493		350,250
Up-to-date Payments [Member] | Other [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Total	1,424,999	1,374,954		1,168,167
Up-to-date Payments [Member] | Other [Member] | Suppliers for energy purchase
Details Of Due Dates Of Payments To Suppliers [Line Items]
Suppliers for energy purchase	1,413,515	1,301,258		792,527
Up-to-date Payments [Member] | Other [Member] | Payables for the purchase of assets
Details Of Due Dates Of Payments To Suppliers [Line Items]
Accounts payable for the purchase of assets	$ 11,484	$ 73,696		$ 375,640

[1]	See Note 3.